UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Joseph Parker & Company, Inc.
Address:   330 North Broad Street, Suite A
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Mark Parker
Title:  President and Chief Executive Officer
Phone:  912-226-4715
Signature, Place, and Date of Signing:

   John Mark Parker, Thomasville, Georgia    May 11, 2000

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $159,262

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM              000886101     2801 52000.00 SH       SOLE                 45600.00           6400.00
Airborne Freight Corp          COM              009266107      746 31100.00 SH       SOLE                 28800.00           2300.00
America Online Inc             COM              02364j104     1553 23025.00 SH       SOLE                 22025.00           1000.00
American Power Conversion Corp COM              029066107     3037 70825.00 SH       SOLE                 65825.00           5000.00
American SuperConductor        COM              030111108     3157 70950.00 SH       SOLE                 69950.00           1000.00
B. F. Goodrich                 COM              382388106     2030 70750.00 SH       SOLE                 66450.00           4300.00
BP Amoco p.l.c. ADS            ADR              055622104     1823 34241.00 SH       SOLE                 34241.00
Bellsouth Corp                 COM              079860102      211  4500.00 SH       SOLE                  4500.00
Campbell Soup Company          COM              134429109      661 21500.00 SH       SOLE                 20500.00           1000.00
Caterpillar, Inc               COM              149123101     4498 114060.00SH       SOLE                107660.00           6400.00
Chevron Corp.                  COM              166751107     1770 19150.00 SH       SOLE                 17250.00           1900.00
Cisco Systems, Inc.            COM              17275R102     5731 74132.00 SH       SOLE                 61232.00          12900.00
Coca-Cola Company              COM              191216100     3279 69863.00 SH       SOLE                 62263.00           7600.00
Conexant Systems Inc.          COM              207142100     1924 27105.00 SH       SOLE                 25805.00           1300.00
Dow Chemical                   COM              260543103     1790 15700.00 SH       SOLE                 15700.00
Duke Energy Company            COM              264399106     4339 82650.00 SH       SOLE                 77950.00           4700.00
E.I. duPont de Nemours & Compa COM              263534109     3407 64361.00 SH       SOLE                 61161.00           3200.00
Emerson Electric               COM              291011104     5036 94800.00 SH       SOLE                 88800.00           6000.00
Equifax, Inc.                  COM              294429105      255 10100.00 SH       SOLE                  9100.00           1000.00
Exxon Mobil Corp               COM              30231G102     1705 21875.00 SH       SOLE                 21875.00
Flowers Industries, Inc.       COM              343496105     2906 191362.00SH       SOLE                191362.00
General Electric               COM              369604103     4506 28956.00 SH       SOLE                 26356.00           2600.00
Gillette Company               COM              375766102      502 13320.00 SH       SOLE                 12520.00            800.00
Halliburton Company            COM              406216101      921 22400.00 SH       SOLE                 20100.00           2300.00
Hewlett-Packard                COM              428236103     8026 60406.00 SH       SOLE                 56306.00           4100.00
Honeywell, Inc                 COM              438516106     4206 79825.00 SH       SOLE                 74525.00           5300.00
Idacorp                        COM              451107106     1171 33700.00 SH       SOLE                 31700.00           2000.00
Ingersoll-Rand Co              COM              456866102      584 13200.00 SH       SOLE                 12200.00           1000.00
Intel Corp                     COM              458140100    11236 85165.00 SH       SOLE                 79265.00           5900.00
Johnson & Johnson              COM              478160104     1835 26120.00 SH       SOLE                 26120.00
Lilly, Eli & Co                COM              532457108     1819 29050.00 SH       SOLE                 27650.00           1400.00
Lucent Technology              COM              549463107     5255 85800.00 SH       SOLE                 80300.00           5500.00
Merck & Co., Inc               COM              589331107     4801 77287.00 SH       SOLE                 71687.00           5600.00
Microsoft Corp                 COM              594918104     1295 12190.00 SH       SOLE                  4990.00           7200.00
Norfolk Southern               COM              655844108     1558 109350.00SH       SOLE                105350.00           4000.00
Northrop Grumman Corp.         COM              666807102      900 17000.00 SH       SOLE                 17000.00
Novell                         COM              670006105     2622 91600.00 SH       SOLE                 85600.00           6000.00
Oracle Corp.                   COM              68389X105     7514 96250.00 SH       SOLE                 88050.00           8200.00
Parker-Hannifin Corp.          COM              701094104     1089 26350.00 SH       SOLE                 24600.00           1750.00
Proctor & Gamble               COM              742718109     1215 21504.00 SH       SOLE                 20504.00           1000.00
Qualcomm, Inc.                 COM              747525103    14401 96452.00 SH       SOLE                 90252.00           6200.00
Royal Dutch Petroleum Co.      ADR              780257804      277  4800.00 SH       SOLE                  4800.00
Schering-Plough Corp           COM              806605101      301  8095.00 SH       SOLE                  8095.00
SunTrust Banks, Inc.           COM              867914103     6036 104525.00SH       SOLE                 98525.00           6000.00
Synovus Financial Corp         COM              87161C105      778 41222.50 SH       SOLE                 37922.00           3300.50
Texas Instruments              COM              882508104     8437 52730.00 SH       SOLE                 48830.00           3900.00
Timken Co.                     COM              887389104     2722 167500.00SH       SOLE                157000.00          10500.00
Wachovia Corp                  COM              929771103     2539 37575.00 SH       SOLE                 35475.00           2100.00
Warner Lambert                 COM              934488107     3199 32750.00 SH       SOLE                 30250.00           2500.00
Wells Fargo                    COM              949746101     6459 158500.00SH       SOLE                148500.00          10000.00
Yahoo Inc                      COM              984332106      394  2300.00 SH       SOLE                  2300.00